Goodwill	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 5 - Goodwill	Goodwill consisted of the following as at December 31, 2014 and 2013:
	Cost	Impairment	Net

Goodwill	$158,412	$39,403	$119,009